20. Suppliers - forfeiting	12 Months Ended
Dec. 31, 2020
Suppliers - Forfeiting
Suppliers - forfeiting
20.	Suppliers - forfeiting

The Company has contracts that allow suppliers to receive their rights in advance from a financial institution and that have been converted into working capital transactions described in note 17. On December 31, 2020, there is no outstanding amount arising from the forfaiting transactions (R$554,467 on December 31, 2019).